Discontinued Operations (Schedule Of Estimated Timing Of Payments Of Liabilities) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Discontinued Operations [Abstract]
2019	$ 826
2020	300
Thereafter	601
Total estimated timing of payments of liabilities related to discontinued operations	$ 1,727